Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2024
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Provision for ECL on loans and credit commitments	5,121	4,930	4,912
Provision for ECL on debt securities at amortised cost[a]	8	6	6
Provision for ECL on debt securities at FVOCI[b]	6	5	5
Total provision for ECL	5,135	4,941	4,923

a.	Provision for ECL on debt securities at amortised cost is presented as part of investment securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2024	2023	2023
Loans and credit commitments:
Business activity during the period	192	59	54
Net remeasurement of the provision for ECL	258	262	463
Impairment charges for debt securities at amortised cost	1	-	-
Impairment charges for debt securities at FVOCI	1	-	1
Recoveries	(90)	(63)	(128)
Impairment charges/(benefits)	362	258	390

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Performing - Stage 1	712	706	891	1	(20)
Performing - Stage 2	2,713	2,808	2,628	(3)	3
Non-performing - Stage 3	1,696	1,416	1,393	20	22
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Presented as:
Provision for ECL on loans (Note 8)	4,582	4,433	4,470	3	3
Provision for ECL on credit commitments (Note 13)	539	497	442	8	22
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Of which:
Individually assessed provisions	461	351	382	31	21
Collectively assessed provisions	4,660	4,579	4,530	2	3
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Gross loans and credit commitments	999,705	983,838	962,804	2	4
Coverage ratio on loans (%)	0.58	0.57	0.59	1 bps	(1 bps)
Coverage ratio on loans and credit commitments (%)	0.51	0.50	0.51	1 bps	-

Movement in provisions for ECL on loans and credit commitments

Consolidated	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2022	885	2,341	1,399	4,625
Transfers to Stage 1	694	(619)	(75)	-
Transfers to Stage 2	(159)	408	(249)	-
Transfers to Stage 3	(4)	(247)	251	-
Business activity during the period	136	54	(136)	54
Net remeasurement of provision for ECL	(670)	677	456	463
Write-offs	-	-	(271)	(271)
Exchange rate and other adjustments	9	14	18	41
Balance as at 31 March 2023	891	2,628	1,393	4,912
Transfers to Stage 1	981	(927)	(54)	-
Transfers to Stage 2	(481)	711	(230)	-
Transfers to Stage 3	(4)	(249)	253	-
Business activity during the period	133	86	(160)	59
Net remeasurement of provision for ECL	(809)	562	509	262
Write-offs	-	-	(330)	(330)
Exchange rate and other adjustments	(5)	(3)	35	27
Balance as at 30 September 2023	706	2,808	1,416	4,930
Transfers to Stage 1	1,471	(1,434)	(37)	-
Transfers to Stage 2	(615)	835	(220)	-
Transfers to Stage 3	(6)	(320)	326	-
Business activity during the period	147	210	(165)	192
Net remeasurement of provision for ECL	(989)	618	629	258
Write-offs	-	-	(277)	(277)
Exchange rate and other adjustments	(2)	(4)	24	18
Balance as at 31 March 2024	712	2,713	1,696	5,121

Schedule of provision for ECL by class and stage

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	171	1,123	454	1,748
Personal	91	268	127	486
Business	629	1,237	812	2,678
Balance as at 31 March 2023	891	2,628	1,393	4,912
Housing	158	1,052	513	1,723
Personal	82	225	98	405
Business	466	1,531	805	2,802
Balance as at 30 September 2023	706	2,808	1,416	4,930
Housing	163	926	633	1,722
Personal	83	252	105	440
Business	466	1,535	958	2,959
Balance as at 31 March 2024	712	2,713	1,696	5,121

Schedule of impact of overlays on the provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Modelled provision for ECL on loans and credit commitments	4,861	4,498	4,192
Overlays	260	432	720
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912

Summary of key macroeconomic assumptions for base case scenario

The base case scenario uses the following Westpac Economics forecasts:

Key economic assumptions for base case scenario	31 March 2024	30 September 2023	31 March 2023
Annual GDP:
Australia	Forecast growth of 1.6% for calendar year 2024 and 2.5% for calendar year 2025	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024	Forecast growth of 1.0% for calendar year 2023 and 1.5% for calendar year 2024
New Zealand	Forecast growth of 0.8% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024	Forecast growth of 0.4% for calendar year 2023 and contraction of 0.3% for calendar year 2024
Commercial property index, Australia	Forecast price contraction of 8.0% for calendar year 2024 and growth of 1.4% for calendar year 2025	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024	Forecast price contraction of 9.4% for calendar year 2023 and growth of 1.4% for calendar year 2024
Residential property prices:
Australia	Forecast price growth of 6.0% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 5.8% for calendar year 2023 and 4.0% for calendar year 2024	Forecast price contraction of 7.8% for calendar year 2023 and growth of 2.0% for calendar year 2024
New Zealand	Forecast price growth of 5.9% for calendar year 2024 and 6.7% for calendar year 2025	Forecast price contraction of 1.0% for calendar year 2023 and growth 7.7% for calendar year 2024	Forecast price contraction of 9.0% for calendar year 2023 and growth of 1.0% for calendar year 2024
Cash rate, Australia	Forecast cash rate of 3.85% at December 2024 and 3.10% at December 2025	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024	Forecast cash rate of 3.85% at December 2023 and 2.85% at December 2024
Unemployment rate:
Australia	Forecast rate of 4.5% at December 2024 and 4.6% at December 2025	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024	Forecast rate of 4.7% at December 2023 and 5.1% at December 2024
New Zealand	Forecast rate of 5.1% at December 2024 and 5.2% at December 2025	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024	Forecast rate of 4.0% at December 2023 and 5.1% at December 2024

Summary of the the probability weighted scenarios

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Reported probability-weighted ECL	5,121	4,930	4,912
100% base case ECL	3,737	3,409	3,391
100% downside ECL	7,047	6,849	6,836

Summary of macroeconomic scenario weightings

The following table discloses the economic weights applied by the Group at 31 March 2024, 30 September 2023 and 31 March 2023. In March 2024, the downside scenario weight was reduced by 2.5% and base case weight increased by the same value, reflecting a modest reduction in broader macroeconomic uncertainty:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2024	2023	2023
Upside	5.0	5.0	5.0
Base	52.5	50.0	50.0
Downside	42.5	45.0	45.0